Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 27, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. We typically grant annual equity awards to our executive officers in January or February, with the dates for the committee meetings to approve these annual awards set in advance on a fairly consistent schedule each year. The timing of any non-routine equity grants to executive officers, including new hires and entry into new employment agreements, are typically tied to the event giving rise to the award. As a result, we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of our equity awards, including stock options or Class O LTIP units.
As part of our overall compensation program, we do not typically grant stock options or option-like equity awards to our executive officers. However, as disclosed in the table below, our CEO Mr. Holliday received a retention performance incentive grant of Class O LTIP units in connection with entering into his new employment agreement on December 27, 2024. We subsequently filed a Form 8-K relating to such grant and the new employment agreement on December 31, 2024.
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Unit)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the disclosure
of material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information

Marc Holliday	December 27, 2024	217,917(1)	$68.07	$4,499,986	3.18%

(1)
This grant of Class O LTIP units was awarded in connection with the extension of Mr. Holliday’s employment. This grant reflects an award of Class O LTIP units with a mandatory conversion date that is 10 years after the date of grant, which vests in three equal installments on each of December 31, 2025, December 31, 2026 and December 31, 2027, subject to continued employment. In addition, the Class O LTIP units are subject to performance-based vesting conditions and will only be eligible for conversion if the average per share price of our common stock equals or exceeds $100.00 as of any trailing twenty trading day period between the grant date and the fifth anniversary thereafter. The conversion threshold for the Class O LTIP units, which is equivalent to the exercise price for a stock option, was determined by reference to the fair market value under our Fifth Amended and Restated 2005 Stock Option and Incentive Plan of one share of our common stock, meaning, in this instance, the closing stock price of one share of our common stock on the NYSE on December 26, 2024, the last preceding trading date prior to the grant date.

Award Timing Method	We typically grant annual equity awards to our executive officers in January or February, with the dates for the committee meetings to approve these annual awards set in advance on a fairly consistent schedule each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of our equity awards, including stock options or Class O LTIP units.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Unit)	Grant date fair value of the award
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the disclosure
of material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information

Marc Holliday	December 27, 2024	217,917(1)	$68.07	$4,499,986	3.18%

(1)
This grant of Class O LTIP units was awarded in connection with the extension of Mr. Holliday’s employment. This grant reflects an award of Class O LTIP units with a mandatory conversion date that is 10 years after the date of grant, which vests in three equal installments on each of December 31, 2025, December 31, 2026 and December 31, 2027, subject to continued employment. In addition, the Class O LTIP units are subject to performance-based vesting conditions and will only be eligible for conversion if the average per share price of our common stock equals or exceeds $100.00 as of any trailing twenty trading day period between the grant date and the fifth anniversary thereafter. The conversion threshold for the Class O LTIP units, which is equivalent to the exercise price for a stock option, was determined by reference to the fair market value under our Fifth Amended and Restated 2005 Stock Option and Incentive Plan of one share of our common stock, meaning, in this instance, the closing stock price of one share of our common stock on the NYSE on December 26, 2024, the last preceding trading date prior to the grant date.

Marc Holliday [Member]
Awards Close in Time to MNPI Disclosures
Name		Marc Holliday
Underlying Securities		217,917
Exercise Price | $ / shares		$ 68.07
Fair Value as of Grant Date | $		$ 4,499,986
Underlying Security Market Price Change		3.18